SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 645	$ 1,526	$ 779
Restricted cash	67	67	20
Total assets at fair value, net	712	1,593	799
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	645	1,526	779
Restricted cash	67	67	20
Total assets at fair value, net	712	1,593	799
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Total assets at fair value, net	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Total assets at fair value, net	$ 0	$ 0	$ 0